PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	Prepaid expenses and other currents assets as of September 30, 2014 and December 31, 2013 consisted of:

Prepaid expenses and other current assets	September 30, 2014	December 31, 2013
Prepaid expenses
Deferred loan cost	$196,250	$-
Rent	5,262	3,962
Directors & officers insurance	77,645	-
Professional fees	30,000	52,739
Other vendors	68,750	32,540
Other current assets
Earnest money deposits, net	634,288	-
Prepaid expenses and other current assets	$1,012,195	$89,241